Sales - Other assets - Components (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Advances and down payments	€ 101	€ 84	€ 92
Submarine cable consortiums	168	130	157
Security deposits paid	93	97	79
Orange Money - isolation of electronic money	613	497	408
Others	408	473	468
Total	€ 1,383	€ 1,281	€ 1,204	€ 1,179